Guarantee Of Registered Securities (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2014
Guarantor Obligations [Line Items]
Senior notes aggregate outstanding principal balance	$ 1,700.0
8.50% Senior Notes [Member]
Guarantor Obligations [Line Items]
Debt instrument interest rate stated percentage	8.50%
Senior note, maturity year	2019
6.875% Senior Notes due 2020 [Member]
Guarantor Obligations [Line Items]
Debt instrument interest rate stated percentage	6.875%
Senior note, maturity year	2020
7.875% Senior Notes [Member]
Guarantor Obligations [Line Items]
Debt instrument interest rate stated percentage	7.875%
Senior note, maturity year	2040
7.20% Debentures Due 2027 [Member]
Guarantor Obligations [Line Items]
Debt instrument interest rate stated percentage	7.20%
Senior note, maturity year	2027
Senior notes aggregate outstanding principal balance	$ 150.0